SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated all transactions from June 30, 2020, through the financial statement issuance date for subsequent event disclosure consideration and noted no significant subsequent event that needs to be disclosed other than as set forth below.

Effective July 1, 2020, the Board of Directors (the “Board”) of the Company appointed Scott Shellady to serve as the Chief Strategic Officer of the Company. In connection with Mr. Shellady’s appointment, on or about June 24, 2020 (with an effective date of July 1, 2020), the Company entered into a consulting services agreement with Mr. Shellady, pursuant to which Mr. Shellady would (i) render marketing, sales, distribution, and branding services to the Company; and (ii) would be paid $5,000 per month and 100,000 shares of Company common stock for services rendered during the initial term from July 1, 2020, through December 31, 2020.

On July 21, 2020, the Company filed with the State of Nevada a Certificate of Designation designating 250,000 shares of the Company’s authorized preferred stock as Series B-1 Convertible Preferred Stock (the “Series B-1 Preferred Stock”). Each share of Series B-1 Preferred Stock is convertible into 1.667 shares of Company common stock (subject to a 4.99% beneficial ownership limitation). The Series B-1 Preferred Stock entitles the holder to piggy-back registration rights and one vote per share.

Also, on July 21, 2020, the Company filed with the State of Nevada a Certificate of Designation designating 750,000 shares of the Company’s authorized preferred stock as Series B-2 Convertible Preferred Stock (the “Series B-2 Preferred Stock”). Each share of Series B-2 Preferred Stock is convertible into a number of shares of Company common stock equal to $1.00 divided by (i) the lesser of $0.60 or 60% of the 14-day average closing price of the Company’s common stock at the time of conversion (the “Market Price”) if the conversion occurs within 6 months of July 21, 2020, or (ii) 60% of the Market Price if the conversion occurs at least 6 months after July 21, 2020 (subject to a 4.99% beneficial ownership limitation). The Series B-2 Preferred Stock entitles the holder to one vote per share.

On July 29, 2020, the Company sold a third party investor (the “Investor”) the following securities (the “Securities”) for an aggregate purchase price of $250,000: (i) 250,000 shares of the Series B-1 Preferred Stock, (ii) non-cashless warrants to purchase 250,000 shares of the Series B-2 Preferred Stock for $1.00 per share terminating on January 21, 2021, (iii) non-cashless warrants to purchase 250,000 shares of the Series B-2 Preferred Stock for $1.00 per share terminating on July 21, 2021, and (iv) non-cashless warrants to purchase 250,000 shares of the Series B-2 Preferred Stock for $1.00 per share terminating on January 21, 2022.

On July 31, 2020, the Company issued a Convertible Promissory Note (the “JRF Note”) to JRF AZ Investments II, LP (the “JRF Investor”), in the principal amount of $60,000, which was funded on July 31, 2020. The JRF Note matured six months after the date of the note and was convertible into shares of the Company’s common stock at a conversion price equal to 60% of the average closing price during the 10 trading day period ending on the trading day prior to conversion. On August 1, 2020, the JRF Investor elected to convert the entire JRF Note into Company common stock and was subsequently issued 111,359 shares of Company common stock in conversion thereof.

The Company has evaluated all transactions from December 31, 2019 through the financial statement issuance date for subsequent event disclosure consideration and noted no significant subsequent event that needs to be disclosed except as follows:

On January 29, 2020, the Company issued 7,000,000 shares of its common stock to each William Alessi and Chris Chumas, respectively for partial conversion of promissory notes in the principal amount of $7,000 each, respectively.

Effective February 28, 2020, the Company entered into a Branding Agreement (the “Branding Agreement”) with Spire Holdings, LLC (“Spire”), pursuant to which the Company will immediately issue Spire 6,000,000 shares of the Company’s common stock (the “Spire Shares”), and Spire will provide the Company (i) 7 primary NASCAR Cup Series No. 77 entry automobile, team and drivers (“Car”) sponsorships, and (ii) 25 associate or secondary sponsorships in connection with the Car, subject to NASCAR and network television approval. Pursuant to the Branding Agreement, Spire will have some anti-dilution protection and piggyback registration rights with respect to the Spire Shares.

On March 5, 2020, the Company paid $93,368.32 to PowerUp Lending Group, Ltd. (the “Lender”) pursuant to the Company’s convertible promissory note issued to the Lender on or about September 9, 2019 (the “Note”), in complete satisfaction of all amounts owed to the Lender pursuant to the Note. As a result, the Note has been extinguished.